Shareholder Fees - StrategicAdvisersFidelityCoreIncomeFund-PRO	Jul. 30, 2024 USD ($)
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none